As filed with the Securities and Exchange Commission on April 21, 2016

 Securities Act Registration No. 333-07305

 Investment Company Act Registration No. 811-07685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 100	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 101

FRONTIER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[Ö]

on May 20, 2016 pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[Ö]

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 92 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on November 24, 2015 and pursuant to Rule 485(a)(2) would have become effective on February 8, 2016.

Post-Effective Amendment No. 94 was filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, on February 5, 2016 for the sole purpose of designating March 8, 2016 as the date upon which the Amendment shall become effective.

Post-Effective Amendment No. 96 was filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, on March 7, 2016 for the sole purpose of designating March 24, 2016 as the date upon which the Amendment shall become effective.

Post-Effective Amendment No. 98 was filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, on March 23, 2016 for the sole purpose of designating April 22, 2016 as the date upon which the Amendment shall become effective

This Post-Effective Amendment No. 100 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 20, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 100 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 100 meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 21st day of April, 2016.

FRONTIER FUNDS, INC. (Registrant)

By:

/s/ William D. Forsyth III

William D. Forsyth III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth William D. Forsyth III	President and a Director (principal executive officer)	April 21, 2016

/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer and Treasurer (principal financial officer)	April 21, 2016

David L. Heald	Director*

Steven K. Norgaard	Director*

James M. Snyder	Director*

*By: /s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to a Power of Attorney filed on October 28, 2013, Post- Effective Amendment No. 83.